RATE-REGULATED BUSINESSES (Details)	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014 Forecast	Mar. 31, 2013 Canadian Mainline Canadian Regulated Operations	Dec. 31, 2013 Canadian Mainline Canadian Regulated Operations	Dec. 31, 2012 Canadian Mainline Canadian Regulated Operations	Dec. 31, 2011 Canadian Mainline Canadian Regulated Operations	Nov. 30, 2013 NGTL System Canadian Regulated Operations	Dec. 31, 2010 NGTL System Canadian Regulated Operations	Dec. 31, 2013 ANR U.S. Regulated Operations TC Offshore LLC
Rate-regulated business
Approved ROE on deemed common equity (as a percent)			11.50%		8.08%	8.08%	10.10%	9.70%
Deemed common equity (as a percent)			40.00%		40.00%	40.00%	40.00%	40.00%
Term of regulatory decisions			5 years	5 years		5 years
Composite depreciation rate	305.00%	3.12%
Period of operation after which cost and revenue study is required to be filed									3 years